Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	Principal Financial Group, Inc.
Entity Central Index Key	0001126328
Amendment Flag	false
EBP 003
Document and Entity Information
Document Type	11-K
Amendment Flag	false